Risk Management - Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Illustrates the Effects on Group’s Earnings and Equity, all Other Factors Remaining Constant [Abstract]
Effect on profit before tax (1% increase)	R (5,203)	R (479)
Effect on profit before tax (1% decrease)	R 5,203	R 479